Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Income Loss
Balance at Dec. 31, 2010	$ 35,581	$ 5,370	$ 20,133	$ (2,212)	$ (2,311)	$ 15,308	$ (707)
Net income	3,091	0	0	0	0	3,091	0
Other comprehensive loss	(213)	0	0	0	0	0	(213)
Cash dividends - per share	(2,988)	0	(2,988)	0	0	0	0
Shares purchased for deferred compensation plan	72	0	167	(95)	0	0	0
Shares distributed from deferred compensation plan	0	0	(1)	1	0	0	0
Expense related to share-based compensation plans	200	0	200	0	0	0	0
Purchase of shares by Dividend Reinvestment Plan	236	0	(103)	339	0	0	0
Forfeit of restricted stock	0	(10)	10	0	0	0	0
Amortization of ESOP	203	0	(27)	0	230	0	0
Balance at Dec. 31, 2011	36,182	5,360	17,391	(1,967)	(2,081)	18,399	(920)
Net income	2,398	0	0	0	0	2,398	0
Other comprehensive loss	(167)	0	0	0		0	(167)
Cash dividends - per share	(2,253)	0	0	0	0	(2,253)	0
Shares purchased for deferred compensation plan	121	0	145	(24)	0	0	0
Shares distributed from deferred compensation plan	0	0	(246)	246	0	0	0
Expense related to share-based compensation plans	213	0	213	0	0	0	0
Purchase of treasury stock	(63)	0	0	(63)	0	0	0
Issuance of restricted stock	0	15	(15)	0	0	0	0
Amortization of ESOP	195	0	(63)	0	258	0	0
Balance at Dec. 31, 2012	$ 36,626	$ 5,375	$ 17,425	$ (1,808)	$ (1,823)	$ 18,544	$ (1,087)